SCHEDULE OF PREPAYMENT AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepayments And Other Current Assets
Prepayments	$ 2,932	$ 2,394
VAT receivables	991	1,263
Other assets – goods to be consumed in R&D activities	368	398
Prepayments and other current assets	$ 4,291	$ 4,055